Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
Total			$37,235,039,950
OSFI Covered Bond Limit			$44,786,064,040
Weighted average maturity of Outstanding Covered Bonds (months)				42.30
Weighted average remaining term of Loans in Cover Pool (months)				28.77

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Negative

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$37,235,039,950

A = lower of (i) LTV Adjusted True Balance, and	$50,912,051,199	A (i)	$54,743,380,835
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$50,912,051,199
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$696,643,771
Adjusted Aggregate Asset Amount Total: A + B + C + D + E - F)	$50,215,407,428

Valuation Calculation

Trading Value of Covered Bonds	$40,731,799,058

A = LTV Adjusted Present Value	$54,834,509,182	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.51%
B = Principal Receipts	-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$54,834,509,182

Intercompany Loan Balance

Guarantee Loan	$40,293,142,443
Demand Loan	$14,434,173,543
Total	$54,727,315,986

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
September 30, 2016	$463,904	0.01%

Cover Pool Flow of Funds

	30-Sep-2016		31-Aug-2016
Cash Inflows
Principal Receipts	$1,117,837,612		$1,274,905,183
Proceeds for sale of Loans	$0		$196,939,713
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$135,158,535		$135,004,383
Swap receipts	$94,120,751	(1)	$100,000,435	(2)
Cash Outflows
Swap payment	($135,158,535)	(1)	($135,004,383)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($93,932,509)	(1)	($99,800,434)	(2)
Intercompany Loan principal	($1,117,837,612)	(1)	($1,471,844,896)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$188,242		$200,001

(1) Cash settlement to occur on October 17, 2016
(2) Cash settlement occured on September 19, 2016

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Summary Statistics

Previous Month Ending Balance	$55,881,392,051
Current Month Ending Balance	$54,763,090,536
Number of Mortgages in Pool	348,667
Average Mortgage Size	$157,064
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	278,148
Number of Borrowers	268,846
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	71.09%	55.79%
Weighted Average LTV - Drawn	61.92%	48.82%
Weighted Average LTV - Original Authorized	73.32%
Weighted Average Mortgage Rate	2.66%
Weighted Average Seasoning (Months)	24.91
Weighted Average Original Term (Months)	53.67
Weighted Average Remaining Term (Months)	28.77

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	348,022	99.82	$54,652,668,869	99.80
30 to 59 days past due	249	0.07	$44,553,053	0.08
60 to 89 days past due	87	0.02	$15,003,552	0.03
90 or more days past due	309	0.09	$50,865,062	0.09
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	42,963	12.32	$7,653,297,635	13.98
British Columbia	65,016	18.65	$12,845,297,662	23.46
Manitoba	14,170	4.06	$1,643,529,340	3.00
New Brunswick	6,493	1.86	$554,803,927	1.01
Newfoundland and Labrador	4,108	1.18	$495,314,282	0.90
Northwest Territories	44	0.01	$5,637,032	0.01
Nova Scotia	10,496	3.01	$1,050,399,862	1.92
Nunavut	2	0.00	$64,456	0.00
Ontario	141,108	40.47	$23,202,284,637	42.37
Prince Edward Island	1,332	0.38	$117,266,833	0.21
Quebec	50,248	14.41	$5,494,738,330	10.03
Saskatchewan	12,505	3.59	$1,668,402,009	3.05
Yukon	182	0.05	$32,054,532	0.06
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	301	0.09	$38,606,252	0.07
499 and below	930	0.27	$139,396,232	0.25
500 - 539	803	0.23	$124,108,165	0.23
540 - 559	676	0.19	$101,429,827	0.19
560 - 579	907	0.26	$141,173,354	0.26
580 - 599	1,432	0.41	$233,940,455	0.43
600 - 619	2,456	0.70	$395,474,877	0.72
620 - 639	4,225	1.21	$691,327,456	1.26
640 - 659	6,872	1.97	$1,160,305,969	2.12
660 - 679	10,539	3.02	$1,735,278,934	3.17
680 - 699	14,580	4.18	$2,479,833,264	4.53
700 - 719	18,431	5.29	$3,060,655,368	5.59
720 - 739	21,083	6.05	$3,496,319,757	6.38
740 - 759	22,930	6.58	$3,790,906,749	6.92
760 - 779	25,607	7.34	$4,219,548,888	7.71
780 - 799	29,566	8.48	$4,942,821,585	9.03
800 and above	187,329	53.73	$28,011,963,404	51.15
Total	348,667	100.00	$54,763,090,536	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	249,275	71.49	$36,992,008,293	67.55
Variable	99,392	28.51	$17,771,082,243	32.45
Total	348,667	100.00	$54,763,090,536	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	59,610	17.10	$11,192,152,685	20.44
Homeline Mortgage Segment	289,057	82.90	$43,570,937,850	79.56
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	29,862	8.56	$4,771,081,081	8.71
Owner Occupied	318,805	91.44	$49,992,009,455	91.29
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	4,208	1.21	$1,150,508,089	2.10
2.0000% - 2.4999%	123,279	35.36	$21,381,105,439	39.04
2.5000% - 2.9999%	140,689	40.35	$22,112,733,073	40.38
3.0000% - 3.4999%	54,093	15.51	$7,112,766,128	12.99
3.5000% - 3.9999%	21,848	6.27	$2,455,393,244	4.48
4.0000% - 4.4999%	2,799	0.80	$366,306,013	0.67
4.5000% - 4.9999%	216	0.06	$24,489,265	0.04
5.0000% - 5.4999%	346	0.10	$32,032,554	0.06
5.5000% - 5.9999%	140	0.04	$12,190,166	0.02
6.0000% - 6.4999%	56	0.02	$5,870,440	0.01
6.5000% - 6.9999%	993	0.28	$109,696,125	0.20
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	63,714	18.27	$9,024,982,477	16.48
12.00 - 23.99	94,366	27.06	$14,477,875,269	26.44
24.00 - 35.99	67,371	19.32	$10,806,681,288	19.73
36.00 - 47.99	77,340	22.18	$12,850,083,415	23.46
48.00 - 59.99	43,007	12.33	$7,167,035,381	13.09
60.00 - 71.99	1,651	0.47	$246,302,382	0.45
72.00 - 83.99	818	0.23	$124,307,813	0.23
84.00 - 119.99	400	0.11	$65,822,509	0.12
120.00 and above	0	0.00	$0	0.00
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	77,449	22.21	$12,038,778,013	21.98
12.00 - 23.99	97,454	27.95	$15,993,724,878	29.21
24.00 - 35.99	73,647	21.12	$12,280,495,408	22.42
36.00 - 59.99	98,621	28.29	$14,253,747,787	26.03
60.00 and above	1,496	0.43	$196,344,449	0.36
Total	348,667	100.00	$54,763,090,536	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	146,566	42.04	$7,654,841,294	13.98
100,000 - 149,999	61,602	17.67	$7,647,236,584	13.96
150,000 - 199,999	46,568	13.36	$8,094,466,887	14.78
200,000 - 249,999	32,297	9.26	$7,218,628,525	13.18
250,000 - 299,999	21,370	6.13	$5,838,067,409	10.66
300,000 - 349,999	13,475	3.86	$4,352,530,539	7.95
350,000 - 399,999	8,556	2.45	$3,192,607,868	5.83
400,000 - 449,999	5,422	1.56	$2,295,648,681	4.19
450,000 - 499,999	3,641	1.04	$1,723,439,678	3.15
500,000 - 549,999	2,254	0.65	$1,179,973,737	2.15
550,000 - 599,999	1,558	0.45	$892,877,052	1.63
600,000 - 649,999	1,090	0.31	$679,684,287	1.24
650,000 - 699,999	805	0.23	$542,243,134	0.99
700,000 - 749,999	635	0.18	$459,734,479	0.84
750,000 - 799,999	478	0.14	$369,891,759	0.68
800,000 - 849,999	372	0.11	$306,766,641	0.56
850,000 - 899,999	327	0.09	$285,791,492	0.52
900,000 - 949,999	278	0.08	$256,450,083	0.47
950,000 - 999,999	226	0.06	$219,487,448	0.40
1,000,000 and above	1,147	0.33	$1,552,722,959	2.84
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	32,073	9.20	$4,846,778,495	8.85
Detached	280,575	80.47	$44,161,827,864	80.64
Duplex	4,896	1.40	$708,965,871	1.29
Fourplex	1,171	0.34	$211,777,222	0.39
Other	972	0.28	$150,165,737	0.27
Row (Townhouse)	15,332	4.40	$2,464,975,033	4.50
Semi-detached	12,496	3.58	$2,035,814,221	3.72
Triplex	1,152	0.33	$182,786,093	0.33
Total	348,667	100.00	$54,763,090,536	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,228	5.12	$877,067,651	1.60
20.01 - 25.00	5,508	1.98	$647,574,794	1.18
25.01 - 30.00	7,167	2.58	$981,531,263	1.79
30.01 - 35.00	10,115	3.64	$1,660,659,180	3.03
35.01 - 40.00	16,805	6.04	$2,911,275,445	5.32
40.01 - 45.00	22,765	8.18	$4,467,791,533	8.16
45.01 - 50.00	28,478	10.24	$6,130,710,230	11.19
50.01 - 55.00	37,278	13.40	$7,653,672,554	13.98
55.01 - 60.00	31,213	11.22	$6,833,282,235	12.48
60.01 - 65.00	39,670	14.26	$8,267,140,901	15.10
65.01 - 70.00	24,476	8.80	$5,318,637,715	9.71
70.01 - 75.00	17,267	6.21	$3,781,080,200	6.90
75.01 - 80.00	18,952	6.81	$4,190,207,362	7.65
> 80.00	4,226	1.52	$1,042,459,473	1.90
Total	278,148	100.00	$54,763,090,536	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	38,254	13.75	$2,802,957,981	5.12
20.01 - 25.00	15,161	5.45	$1,987,478,711	3.63
25.01 - 30.00	16,895	6.07	$2,632,697,308	4.81
30.01 - 35.00	19,321	6.95	$3,489,580,143	6.37
35.01 - 40.00	21,918	7.88	$4,494,656,620	8.21
40.01 - 45.00	24,642	8.86	$5,533,506,234	10.10
45.01 - 50.00	26,762	9.62	$6,264,518,969	11.44
50.01 - 55.00	28,356	10.19	$6,685,300,560	12.21
55.01 - 60.00	26,456	9.51	$6,354,162,814	11.60
60.01 - 65.00	25,281	9.09	$5,947,402,015	10.86
65.01 - 70.00	15,280	5.49	$3,696,846,890	6.75
70.01 - 75.00	11,597	4.17	$2,795,462,426	5.10
75.01 - 80.00	7,223	2.60	$1,801,159,903	3.29
> 80.00	1,002	0.36	$277,359,962	0.51
Total	278,148	100.00	$54,763,090,536	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$216,461,712	$0	$69,588	$358,188	$216,889,488
	20.01 - 25.00	$160,298,470	$290,471	$0	$0	$160,588,941
	25.01 - 30.00	$213,159,740	$157,596	$0	$0	$213,317,336
	30.01 - 35.00	$265,584,555	$430,450	$0	$383,026	$266,398,031
	35.01 - 40.00	$328,367,525	$205,522	$0	$447,069	$329,020,116
	40.01 - 45.00	$434,618,523	$150,575	$0	$3,788,609	$438,557,706
	45.01 - 50.00	$534,754,852	$27,478	$531,996	$1,555,513	$536,869,839
	50.01 - 55.00	$728,189,140	$1,674,483	$0	$3,668,637	$733,532,260
	55.01 - 60.00	$873,189,140	$314,380	$0	$1,940,810	$875,444,330
	60.01 - 65.00	$1,051,369,567	$580,466	$1,022,529	$3,893,501	$1,056,866,063
	65.01 - 70.00	$1,046,255,219	$1,298,280	$947,698	$2,034,876	$1,050,536,073
	70.01 - 75.00	$853,605,728	$973,331	$1,669,080	$1,319,367	$857,567,506
	75.01 - 80.00	$718,741,740	$685,804	$358,881	$1,391,745	$721,178,171
	> 80.00	$196,125,999	$0	$0	$405,776	$196,531,775
Total Alberta		$7,620,721,910	$6,788,836	$4,599,773	$21,187,117	$7,653,297,635

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,006,171,565	$1,161,257	$100,729	$303,826	$1,007,737,376
	20.01 - 25.00	$708,794,809	$291,029	$0	$177,546	$709,263,384
	25.01 - 30.00	$907,224,174	$0	$113,031	$427,242	$907,764,447
	30.01 - 35.00	$1,225,731,129	$2,210,417	$0	$958,860	$1,228,900,406
	35.01 - 40.00	$1,539,798,486	$1,177,325	$313,131	$548,510	$1,541,837,451
	40.01 - 45.00	$1,852,852,248	$355,585	$808,346	$1,251,575	$1,855,267,754
	45.01 - 50.00	$1,920,783,025	$1,795,143	$416,052	$2,415,068	$1,925,409,289
	50.01 - 55.00	$1,638,858,528	$1,390,232	$362,860	$526,587	$1,641,138,208
	55.01 - 60.00	$1,056,768,979	$875,678	$265,885	$1,243,337	$1,059,153,879
	60.01 - 65.00	$655,786,320	$346,241	$0	$597,504	$656,730,065
	65.01 - 70.00	$244,349,242	$661,743	$0	$691,292	$245,702,277
	70.01 - 75.00	$55,464,916	$0	$0	$0	$55,464,916
	75.01 - 80.00	$10,276,043	$0	$0	$0	$10,276,043
	> 80.00	$652,167	$0	$0	$0	$652,167
Total British Columbia		$12,823,511,629	$10,264,651	$2,380,035	$9,141,346	$12,845,297,662

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$45,091,638	$11,623	$0	$0	$45,103,261
	20.01 - 25.00	$33,941,432	$0	$0	$0	$33,941,432
	25.01 - 30.00	$43,981,654	$39,168	$0	$0	$44,020,822
	30.01 - 35.00	$59,682,428	$49,101	$0	$0	$59,731,528
	35.01 - 40.00	$73,161,101	$224,620	$0	$0	$73,385,721
	40.01 - 45.00	$98,925,158	$0	$0	$0	$98,925,158
	45.01 - 50.00	$121,773,725	$82,246	$0	$273,284	$122,129,254
	50.01 - 55.00	$167,652,309	$243,523	$174,904	$0	$168,070,736
	55.01 - 60.00	$195,961,821	$41,362	$0	$163,802	$196,166,984
	60.01 - 65.00	$229,671,911	$605,974	$0	$308,032	$230,585,917
	65.01 - 70.00	$209,773,370	$321,532	$205,308	$149,149	$210,449,358
	70.01 - 75.00	$257,261,215	$170,733	$225,586	$502,820	$258,160,354
	75.01 - 80.00	$101,645,088	$561,274	$0	$0	$102,206,362
	> 80.00	$652,451	$0	$0	$0	$652,451
Total Manitoba		$1,639,175,300	$2,351,156	$605,798	$1,397,086	$1,643,529,340

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$18,908,364	$0	$0	$0	$18,908,364
	20.01 - 25.00	$11,933,137	$0	$0	$34,577	$11,967,714
	25.01 - 30.00	$18,495,851	$0	$0	$0	$18,495,851
	30.01 - 35.00	$23,096,745	$51,777	$0	$0	$23,148,522
	35.01 - 40.00	$35,469,372	$0	$0	$92,353	$35,561,724
	40.01 - 45.00	$44,801,678	$0	$0	$0	$44,801,678
	45.01 - 50.00	$61,066,857	$0	$0	$43,995	$61,110,852
	50.01 - 55.00	$83,410,776	$0	$0	$164,733	$83,575,510
	55.01 - 60.00	$90,943,663	$106,306	$0	$0	$91,049,969
	60.01 - 65.00	$98,786,563	$0	$0	$884,433	$99,670,997
	65.01 - 70.00	$57,023,775	$0	$0	$149,337	$57,173,112
	70.01 - 75.00	$8,155,224	$0	$0	$0	$8,155,224
	75.01 - 80.00	$1,184,410	$0	$0	$0	$1,184,410
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$553,276,416	$158,083	$0	$1,369,428	$554,803,927

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$15,889,681	$0	$65,917	$0	$15,955,599
Labrador	20.01 - 25.00	$12,191,188	$21,403	$0	$0	$12,212,591
	25.01 - 30.00	$13,285,315	$0	$0	$0	$13,285,315
	30.01 - 35.00	$19,445,423	$0	$0	$0	$19,445,423
	35.01 - 40.00	$30,856,703	$0	$0	$0	$30,856,703
	40.01 - 45.00	$34,420,418	$0	$0	$0	$34,420,418
	45.01 - 50.00	$51,419,338	$0	$0	$0	$51,419,338
	50.01 - 55.00	$72,412,285	$76,395	$0	$0	$72,488,680
	55.01 - 60.00	$89,908,571	$677,040	$179,307	$566,135	$91,331,053
	60.01 - 65.00	$97,121,088	$0	$0	$0	$97,121,088
	65.01 - 70.00	$45,421,951	$0	$0	$0	$45,421,951
	70.01 - 75.00	$10,239,931	$0	$0	$0	$10,239,931
	75.01 - 80.00	$957,020	$0	$0	$0	$957,020
	> 80.00	$159,172	$0	$0	$0	$159,172
Total Newfoundland and Labrador		$493,728,086	$774,837	$245,224	$566,135	$495,314,282

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$258,474	$0	$0	$0	$258,474
Territories	20.01 - 25.00	$662,176	$0	$0	$0	$662,176
	25.01 - 30.00	$403,353	$0	$0	$0	$403,353
	30.01 - 35.00	$915,319	$0	$0	$0	$915,319
	35.01 - 40.00	$273,499	$0	$0	$0	$273,499
	40.01 - 45.00	$580,553	$0	$0	$0	$580,553
	45.01 - 50.00	$598,516	$0	$0	$224,726	$823,243
	50.01 - 55.00	$1,179,631	$0	$0	$0	$1,179,631
	55.01 - 60.00	$220,970	$0	$0	$0	$220,970
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$319,816	$0	$0	$0	$319,816
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$5,412,305	$0	$0	$224,726	$5,637,032

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$31,570,538	$63,933	$26,707	$0	$31,661,177
	20.01 - 25.00	$22,212,803	$0	$0	$0	$22,212,803
	25.01 - 30.00	$28,815,807	$0	$0	$58,687	$28,874,494
	30.01 - 35.00	$39,237,628	$30,436	$0	$0	$39,268,064
	35.01 - 40.00	$47,077,889	$0	$0	$186,614	$47,264,503
	40.01 - 45.00	$59,402,019	$34,654	$110,326	$565,157	$60,112,157
	45.01 - 50.00	$82,517,328	$0	$0	$168,329	$82,685,657
	50.01 - 55.00	$104,370,552	$0	$0	$307,497	$104,678,049
	55.01 - 60.00	$128,672,264	$78,297	$126,829	$589,619	$129,467,009
	60.01 - 65.00	$138,137,868	$292,730	$0	$118,792	$138,549,390
	65.01 - 70.00	$115,330,068	$153,418	$0	$0	$115,483,486
	70.01 - 75.00	$131,573,038	$148,337	$87,564	$274,596	$132,083,534
	75.01 - 80.00	$104,953,869	$432,203	$0	$548,581	$105,934,653
	> 80.00	$11,857,450	$0	$0	$267,437	$12,124,887
Total Nova Scotia		$1,045,729,120	$1,234,008	$351,426	$3,085,308	$1,050,399,862

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$64,456	$0	$0	$0	$64,456
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$64,456	$0	$0	$0	$64,456

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,258,876,439	$503,001	$72,266	$95,068	$1,259,546,773
	20.01 - 25.00	$883,480,126	$308,845	$175,556	$70,179	$884,034,706
	25.01 - 30.00	$1,187,487,882	$285,785	$0	$552,920	$1,188,326,587
	30.01 - 35.00	$1,576,121,038	$722,182	$93,605	$334,378	$1,577,271,203
	35.01 - 40.00	$2,082,186,443	$1,325,518	$1,356,927	$111,330	$2,084,980,218
	40.01 - 45.00	$2,562,865,002	$3,049,623	$435,169	$432,837	$2,566,782,632
	45.01 - 50.00	$2,902,073,588	$3,370,585	$1,450,213	$533,909	$2,907,428,295
	50.01 - 55.00	$3,092,340,133	$3,105,910	$721,437	$1,052,271	$3,097,219,751
	55.01 - 60.00	$3,006,136,603	$2,480,662	$284,309	$0	$3,008,901,573
	60.01 - 65.00	$2,653,191,089	$696,967	$643,616	$842,594	$2,655,374,266
	65.01 - 70.00	$1,211,585,972	$296,525	$0	$0	$1,211,882,497
	70.01 - 75.00	$572,425,707	$385,441	$0	$0	$572,811,148
	75.01 - 80.00	$187,085,972	$0	$0	$0	$187,085,972
	> 80.00	$639,014	$0	$0	$0	$639,014
Total Ontario		$23,176,495,007	$16,531,046	$5,233,097	$4,025,487	$23,202,284,637

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$4,285,889	$2,646	$0	$0	$4,288,535
Island	20.01 - 25.00	$4,182,326	$0	$0	$0	$4,182,326
	25.01 - 30.00	$5,340,966	$0	$0	$0	$5,340,966
	30.01 - 35.00	$5,137,700	$0	$0	$0	$5,137,700
	35.01 - 40.00	$8,159,940	$0	$0	$0	$8,159,940
	40.01 - 45.00	$10,235,881	$0	$0	$0	$10,235,881
	45.01 - 50.00	$10,767,440	$0	$0	$4,772	$10,772,211
	50.01 - 55.00	$20,360,763	$0	$0	$0	$20,360,763
	55.01 - 60.00	$18,749,436	$192,597	$0	$0	$18,942,033
	60.01 - 65.00	$17,322,210	$0	$0	$0	$17,322,210
	65.01 - 70.00	$9,280,130	$0	$0	$0	$9,280,130
	70.01 - 75.00	$2,979,290	$0	$0	$0	$2,979,290
	75.01 - 80.00	$264,847	$0	$0	$0	$264,847
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$117,066,819	$195,242	$0	$4,772	$117,266,833

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$153,552,207	$279,323	$28,608	$0	$153,860,138
	20.01 - 25.00	$112,154,375	$0	$0	$0	$112,154,375
	25.01 - 30.00	$150,007,253	$6,977	$0	$0	$150,014,230
	30.01 - 35.00	$195,584,168	$0	$0	$0	$195,584,168
	35.01 - 40.00	$239,788,011	$142,281	$45,166	$270,563	$240,246,022
	40.01 - 45.00	$290,198,328	$338,568	$0	$292,385	$290,829,281
	45.01 - 50.00	$376,120,735	$182,389	$0	$244,166	$376,547,290
	50.01 - 55.00	$474,952,166	$492,982	$53,819	$464,684	$475,963,651
	55.01 - 60.00	$565,590,786	$253,256	$69,366	$1,177,403	$567,090,811
	60.01 - 65.00	$691,514,123	$735,450	$323,051	$1,039,246	$693,611,870
	65.01 - 70.00	$628,735,883	$331,265	$70,113	$955,928	$630,093,189
	70.01 - 75.00	$871,573,108	$940,489	$265,122	$394,530	$873,173,249
	75.01 - 80.00	$666,679,117	$868,703	$56,950	$1,364,790	$668,969,560
	> 80.00	$66,600,497	$0	$0	$0	$66,600,497
Total Quebec		$5,483,050,756	$4,571,682	$912,195	$6,203,696	$5,494,738,330

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$47,306,441	$0	$0	$0	$47,306,441
	20.01 - 25.00	$35,511,493	$0	$0	$177,337	$35,688,830
	25.01 - 30.00	$60,776,335	$129,951	$0	$0	$60,906,287
	30.01 - 35.00	$72,347,632	$0	$0	$20,185	$72,367,817
	35.01 - 40.00	$100,306,716	$133,266	$10,491	$26,029	$100,476,502
	40.01 - 45.00	$131,195,643	$111,872	$0	$525,163	$131,832,679
	45.01 - 50.00	$183,175,994	$107,341	$0	$311,157	$183,594,492
	50.01 - 55.00	$277,326,197	$574,342	$179,872	$1,362,586	$279,442,997
	55.01 - 60.00	$309,882,907	$293,510	$0	$199,540	$310,375,957
	60.01 - 65.00	$297,988,691	$0	$345,917	$1,037,963	$299,372,571
	65.01 - 70.00	$118,681,434	$286,139	$139,723	$0	$119,107,297
	70.01 - 75.00	$24,827,274	$0	$0	$0	$24,827,274
	75.01 - 80.00	$3,102,866	$0	$0	$0	$3,102,866
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,662,429,623	$1,636,422	$676,003	$3,659,961	$1,668,402,009

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,395,265	$47,090	$0	$0	$1,442,354
	20.01 - 25.00	$569,432	$0	$0	$0	$569,432
	25.01 - 30.00	$1,947,620	$0	$0	$0	$1,947,620
	30.01 - 35.00	$1,411,964	$0	$0	$0	$1,411,964
	35.01 - 40.00	$2,529,765	$0	$0	$0	$2,529,765
	40.01 - 45.00	$1,160,337	$0	$0	$0	$1,160,337
	45.01 - 50.00	$5,729,209	$0	$0	$0	$5,729,209
	50.01 - 55.00	$7,650,324	$0	$0	$0	$7,650,324
	55.01 - 60.00	$6,018,247	$0	$0	$0	$6,018,247
	60.01 - 65.00	$2,197,577	$0	$0	$0	$2,197,577
	65.01 - 70.00	$1,397,704	$0	$0	$0	$1,397,704
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$32,007,442	$47,090	$0	$0	$32,054,532

Grand Total		$54,652,668,869	$44,553,053	$15,003,552	$50,865,062	$54,763,090,536

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.40	0.00	0.00	0.00	0.40
	20.01 - 25.00	0.29	0.00	0.00	0.00	0.29
	25.01 - 30.00	0.39	0.00	0.00	0.00	0.39
	30.01 - 35.00	0.48	0.00	0.00	0.00	0.49
	35.01 - 40.00	0.60	0.00	0.00	0.00	0.60
	40.01 - 45.00	0.79	0.00	0.00	0.01	0.80
	45.01 - 50.00	0.98	0.00	0.00	0.00	0.98
	50.01 - 55.00	1.33	0.00	0.00	0.01	1.34
	55.01 - 60.00	1.59	0.00	0.00	0.00	1.60
	60.01 - 65.00	1.92	0.00	0.00	0.01	1.93
	65.01 - 70.00	1.91	0.00	0.00	0.00	1.92
	70.01 - 75.00	1.56	0.00	0.00	0.00	1.57
	75.01 - 80.00	1.31	0.00	0.00	0.00	1.32
	> 80.00	0.36	0.00	0.00	0.00	0.36
Total Alberta		13.92	0.01	0.01	0.04	13.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.84	0.00	0.00	0.00	1.84
	20.01 - 25.00	1.29	0.00	0.00	0.00	1.30
	25.01 - 30.00	1.66	0.00	0.00	0.00	1.66
	30.01 - 35.00	2.24	0.00	0.00	0.00	2.24
	35.01 - 40.00	2.81	0.00	0.00	0.00	2.82
	40.01 - 45.00	3.38	0.00	0.00	0.00	3.39
	45.01 - 50.00	3.51	0.00	0.00	0.00	3.52
	50.01 - 55.00	2.99	0.00	0.00	0.00	3.00
	55.01 - 60.00	1.93	0.00	0.00	0.00	1.93
	60.01 - 65.00	1.20	0.00	0.00	0.00	1.20
	65.01 - 70.00	0.45	0.00	0.00	0.00	0.45
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		23.42	0.02	0.00	0.02	23.46

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.18	0.00	0.00	0.00	0.18
	45.01 - 50.00	0.22	0.00	0.00	0.00	0.22
	50.01 - 55.00	0.31	0.00	0.00	0.00	0.31
	55.01 - 60.00	0.36	0.00	0.00	0.00	0.36
	60.01 - 65.00	0.42	0.00	0.00	0.00	0.42
	65.01 - 70.00	0.38	0.00	0.00	0.00	0.38
	70.01 - 75.00	0.47	0.00	0.00	0.00	0.47
	75.01 - 80.00	0.19	0.00	0.00	0.00	0.19
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.99	0.00	0.00	0.00	3.00

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.18	0.00	0.00	0.00	0.18
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.01	0.00	0.00	0.00	1.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.06
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.18	0.00	0.00	0.00	0.18
	65.01 - 70.00	0.08	0.00	0.00	0.00	0.08
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.90	0.00	0.00	0.00	0.90

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.09	0.00	0.00	0.00	0.09
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.15	0.00	0.00	0.00	0.15
	50.01 - 55.00	0.19	0.00	0.00	0.00	0.19
	55.01 - 60.00	0.23	0.00	0.00	0.00	0.24
	60.01 - 65.00	0.25	0.00	0.00	0.00	0.25
	65.01 - 70.00	0.21	0.00	0.00	0.00	0.21
	70.01 - 75.00	0.24	0.00	0.00	0.00	0.24
	75.01 - 80.00	0.19	0.00	0.00	0.00	0.19
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Nova Scotia		1.91	0.00	0.00	0.01	1.92

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	2.30	0.00	0.00	0.00	2.30
	20.01 - 25.00	1.61	0.00	0.00	0.00	1.61
	25.01 - 30.00	2.17	0.00	0.00	0.00	2.17
	30.01 - 35.00	2.88	0.00	0.00	0.00	2.88
	35.01 - 40.00	3.80	0.00	0.00	0.00	3.81
	40.01 - 45.00	4.68	0.01	0.00	0.00	4.69
	45.01 - 50.00	5.30	0.01	0.00	0.00	5.31
	50.01 - 55.00	5.65	0.01	0.00	0.00	5.66
	55.01 - 60.00	5.49	0.00	0.00	0.00	5.49
	60.01 - 65.00	4.84	0.00	0.00	0.00	4.85
	65.01 - 70.00	2.21	0.00	0.00	0.00	2.21
	70.01 - 75.00	1.05	0.00	0.00	0.00	1.05
	75.01 - 80.00	0.34	0.00	0.00	0.00	0.34
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Ontario		42.32	0.03	0.01	0.01	42.37

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.28	0.00	0.00	0.00	0.28
	20.01 - 25.00	0.20	0.00	0.00	0.00	0.20
	25.01 - 30.00	0.27	0.00	0.00	0.00	0.27
	30.01 - 35.00	0.36	0.00	0.00	0.00	0.36
	35.01 - 40.00	0.44	0.00	0.00	0.00	0.44
	40.01 - 45.00	0.53	0.00	0.00	0.00	0.53
	45.01 - 50.00	0.69	0.00	0.00	0.00	0.69
	50.01 - 55.00	0.87	0.00	0.00	0.00	0.87
	55.01 - 60.00	1.03	0.00	0.00	0.00	1.04
	60.01 - 65.00	1.26	0.00	0.00	0.00	1.27
	65.01 - 70.00	1.15	0.00	0.00	0.00	1.15
	70.01 - 75.00	1.59	0.00	0.00	0.00	1.59
	75.01 - 80.00	1.22	0.00	0.00	0.00	1.22
	> 80.00	0.12	0.00	0.00	0.00	0.12
Total Quebec		10.01	0.01	0.00	0.01	10.03

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.07
	25.01 - 30.00	0.11	0.00	0.00	0.00	0.11
	30.01 - 35.00	0.13	0.00	0.00	0.00	0.13
	35.01 - 40.00	0.18	0.00	0.00	0.00	0.18
	40.01 - 45.00	0.24	0.00	0.00	0.00	0.24
	45.01 - 50.00	0.33	0.00	0.00	0.00	0.34
	50.01 - 55.00	0.51	0.00	0.00	0.00	0.51
	55.01 - 60.00	0.57	0.00	0.00	0.00	0.57
	60.01 - 65.00	0.54	0.00	0.00	0.00	0.55
	65.01 - 70.00	0.22	0.00	0.00	0.00	0.22
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.04	0.00	0.00	0.01	3.05

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.06	0.00	0.00	0.00	0.06

Grand Total		99.80	0.08	0.03	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$7,398,034	0.01
	499 and below	$8,946,164	0.02
	500 - 539	$2,444,413	0.00
	540 - 559	$1,754,337	0.00
	560 - 579	$1,319,122	0.00
	580 - 599	$4,231,223	0.01
	600 - 619	$8,068,116	0.01
	620 - 639	$8,832,803	0.02
	640 - 659	$18,780,527	0.03
	660 - 679	$27,471,835	0.05
	680 - 699	$45,957,450	0.08
	700 - 719	$69,202,880	0.13
	720 - 739	$81,601,746	0.15
	740 - 759	$102,137,134	0.19
	760 - 779	$134,631,133	0.25
	780 - 799	$197,044,069	0.36
	800 and above	$2,083,136,994	3.80
Total		$2,802,957,981	5.12

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$3,399,172	0.01
	499 and below	$2,800,465	0.01
	500 - 539	$1,094,260	0.00
	540 - 559	$1,009,156	0.00
	560 - 579	$2,389,328	0.00
	580 - 599	$2,794,819	0.01
	600 - 619	$4,968,519	0.01
	620 - 639	$7,913,523	0.01
	640 - 659	$17,324,985	0.03
	660 - 679	$23,719,328	0.04
	680 - 699	$45,191,653	0.08
	700 - 719	$55,513,458	0.10
	720 - 739	$67,137,864	0.12
	740 - 759	$87,181,207	0.16
	760 - 779	$110,243,620	0.20
	780 - 799	$145,020,190	0.26
	800 and above	$1,409,777,165	2.57
Total		$1,987,478,711	3.63

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$2,624,745	0.00
	499 and below	$5,842,441	0.01
	500 - 539	$3,907,561	0.01
	540 - 559	$2,165,043	0.00
	560 - 579	$3,290,561	0.01
	580 - 599	$4,768,119	0.01
	600 - 619	$7,354,021	0.01
	620 - 639	$14,829,669	0.03
	640 - 659	$23,957,477	0.04
	660 - 679	$39,927,819	0.07
	680 - 699	$55,773,728	0.10
	700 - 719	$76,008,080	0.14
	720 - 739	$106,785,486	0.19
	740 - 759	$135,249,531	0.25
	760 - 779	$162,537,026	0.30
	780 - 799	$198,193,603	0.36
	800 and above	$1,789,482,398	3.27
Total		$2,632,697,308	4.81

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$2,069,452	0.00
	499 and below	$6,626,970	0.01
	500 - 539	$3,282,003	0.01
	540 - 559	$2,268,147	0.00
	560 - 579	$5,919,589	0.01
	580 - 599	$8,180,259	0.01
	600 - 619	$11,563,430	0.02
	620 - 639	$26,871,196	0.05
	640 - 659	$43,019,866	0.08
	660 - 679	$67,340,652	0.12
	680 - 699	$98,940,488	0.18
	700 - 719	$139,755,908	0.26
	720 - 739	$160,135,906	0.29
	740 - 759	$165,146,934	0.30
	760 - 779	$217,004,377	0.40
	780 - 799	$297,123,862	0.54
	800 and above	$2,234,331,102	4.08
Total		$3,489,580,143	6.37

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$4,317,704	0.01
	499 and below	$9,404,165	0.02
	500 - 539	$6,805,201	0.01
	540 - 559	$6,680,452	0.01
	560 - 579	$7,964,633	0.01
	580 - 599	$11,192,802	0.02
	600 - 619	$22,660,122	0.04
	620 - 639	$40,134,103	0.07
	640 - 659	$60,950,524	0.11
	660 - 679	$100,764,019	0.18
	680 - 699	$149,755,492	0.27
	700 - 719	$176,259,771	0.32
	720 - 739	$237,632,152	0.43
	740 - 759	$272,642,757	0.50
	760 - 779	$332,658,568	0.61
	780 - 799	$394,042,766	0.72
	800 and above	$2,660,791,389	4.86
Total		$4,494,656,620	8.21

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$5,602,477	0.01
	499 and below	$21,541,729	0.04
	500 - 539	$10,921,169	0.02
	540 - 559	$10,250,712	0.02
	560 - 579	$11,092,048	0.02
	580 - 599	$21,620,558	0.04
	600 - 619	$31,890,728	0.06
	620 - 639	$55,115,691	0.10
	640 - 659	$91,470,803	0.17
	660 - 679	$140,041,540	0.26
	680 - 699	$201,985,337	0.37
	700 - 719	$272,183,775	0.50
	720 - 739	$301,242,081	0.55
	740 - 759	$355,239,172	0.65
	760 - 779	$434,104,970	0.79
	780 - 799	$504,973,172	0.92
	800 and above	$3,064,230,273	5.60
Total		$5,533,506,234	10.10

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,620,323	0.01
	499 and below	$15,457,201	0.03
	500 - 539	$15,788,610	0.03
	540 - 559	$10,489,923	0.02
	560 - 579	$16,282,102	0.03
	580 - 599	$30,970,084	0.06
	600 - 619	$41,507,587	0.08
	620 - 639	$77,353,187	0.14
	640 - 659	$129,693,563	0.24
	660 - 679	$194,057,750	0.35
	680 - 699	$264,355,698	0.48
	700 - 719	$328,827,429	0.60
	720 - 739	$401,648,132	0.73
	740 - 759	$445,048,589	0.81
	760 - 779	$472,184,325	0.86
	780 - 799	$594,234,823	1.09
	800 and above	$3,222,999,645	5.89
Total		$6,264,518,969	11.44

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$3,375,407	0.01
	499 and below	$20,017,096	0.04
	500 - 539	$17,569,842	0.03
	540 - 559	$13,640,688	0.02
	560 - 579	$18,443,520	0.03
	580 - 599	$37,307,983	0.07
	600 - 619	$58,800,160	0.11
	620 - 639	$90,387,744	0.17
	640 - 659	$159,846,573	0.29
	660 - 679	$229,166,312	0.42
	680 - 699	$324,789,750	0.59
	700 - 719	$432,544,851	0.79
	720 - 739	$462,750,504	0.85
	740 - 759	$490,252,918	0.90
	760 - 779	$540,524,049	0.99
	780 - 799	$664,461,796	1.21
	800 and above	$3,121,421,368	5.70
Total		$6,685,300,560	12.21

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,683,473	0.00
	499 and below	$14,620,160	0.03
	500 - 539	$17,004,230	0.03
	540 - 559	$12,739,819	0.02
	560 - 579	$24,386,240	0.04
	580 - 599	$33,603,480	0.06
	600 - 619	$51,764,811	0.09
	620 - 639	$102,025,494	0.19
	640 - 659	$152,661,553	0.28
	660 - 679	$225,979,525	0.41
	680 - 699	$332,762,041	0.61
	700 - 719	$383,004,911	0.70
	720 - 739	$463,951,691	0.85
	740 - 759	$499,874,745	0.91
	760 - 779	$533,691,222	0.97
	780 - 799	$599,848,503	1.10
	800 and above	$2,903,560,914	5.30
Total		$6,354,162,814	11.60

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$1,679,792	0.00
	499 and below	$15,710,352	0.03
	500 - 539	$19,573,034	0.04
	540 - 559	$15,842,286	0.03
	560 - 579	$21,267,926	0.04
	580 - 599	$33,581,299	0.06
	600 - 619	$67,313,451	0.12
	620 - 639	$106,635,949	0.19
	640 - 659	$191,168,725	0.35
	660 - 679	$276,984,037	0.51
	680 - 699	$365,451,905	0.67
	700 - 719	$435,270,365	0.79
	720 - 739	$462,040,757	0.84
	740 - 759	$492,920,409	0.90
	760 - 779	$510,913,893	0.93
	780 - 799	$550,549,955	1.01
	800 and above	$2,380,497,880	4.35
Total		$5,947,402,015	10.86

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$782,307	0.00
	499 and below	$8,058,578	0.01
	500 - 539	$13,613,960	0.02
	540 - 559	$9,572,234	0.02
	560 - 579	$13,865,031	0.03
	580 - 599	$20,522,043	0.04
	600 - 619	$35,299,148	0.06
	620 - 639	$68,134,796	0.12
	640 - 659	$110,828,313	0.20
	660 - 679	$156,941,919	0.29
	680 - 699	$232,977,488	0.43
	700 - 719	$283,578,843	0.52
	720 - 739	$304,672,723	0.56
	740 - 759	$313,572,512	0.57
	760 - 779	$325,453,924	0.59
	780 - 799	$340,056,025	0.62
	800 and above	$1,458,917,048	2.66
Total		$3,696,846,890	6.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$750,560	0.00
	499 and below	$6,402,089	0.01
	500 - 539	$4,961,436	0.01
	540 - 559	$7,167,520	0.01
	560 - 579	$8,015,837	0.01
	580 - 599	$14,859,428	0.03
	600 - 619	$32,845,387	0.06
	620 - 639	$45,667,780	0.08
	640 - 659	$85,054,402	0.16
	660 - 679	$127,139,818	0.23
	680 - 699	$175,692,109	0.32
	700 - 719	$213,106,869	0.39
	720 - 739	$234,907,381	0.43
	740 - 759	$231,059,679	0.42
	760 - 779	$240,688,781	0.44
	780 - 799	$269,875,424	0.49
	800 and above	$1,097,267,925	2.00
Total		$2,795,462,426	5.10

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$302,806	0.00
	499 and below	$3,587,955	0.01
	500 - 539	$6,782,171	0.01
	540 - 559	$7,056,745	0.01
	560 - 579	$6,000,132	0.01
	580 - 599	$8,673,758	0.02
	600 - 619	$17,738,405	0.03
	620 - 639	$42,054,804	0.08
	640 - 659	$63,160,618	0.12
	660 - 679	$107,612,402	0.20
	680 - 699	$153,091,976	0.28
	700 - 719	$164,536,647	0.30
	720 - 739	$182,418,100	0.33
	740 - 759	$174,634,598	0.32
	760 - 779	$179,405,957	0.33
	780 - 799	$166,075,331	0.30
	800 and above	$518,027,497	0.95
Total		$1,801,159,903	3.29

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$380,868	0.00
	500 - 539	$360,275	0.00
	540 - 559	$792,763	0.00
	560 - 579	$937,285	0.00
	580 - 599	$1,634,599	0.00
	600 - 619	$3,700,992	0.01
	620 - 639	$5,370,717	0.01
	640 - 659	$12,388,039	0.02
	660 - 679	$18,131,977	0.03
	680 - 699	$33,108,149	0.06
	700 - 719	$30,861,580	0.06
	720 - 739	$29,395,235	0.05
	740 - 759	$25,946,565	0.05
	760 - 779	$25,507,045	0.05
	780 - 799	$21,322,066	0.04
	800 and above	$67,521,807	0.12
Total		$277,359,962	0.51

Grand Total		$54,763,090,536	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology
Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan

The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2016	Page 21 of 21